Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Money market mutual funds		$ 2,452	$ 4,202	$ 1,692
Warrants to purchase preferred shares	[1]	$ 426	$ 442

[1]	The Company measured the fair value of the warrants to purchase Preferred shares (a Level III valuation) using the Monte-Carlo option pricing model ("OPM").